Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Note 6. Commitments

On August 1, 2013, the Company engaged Vector to assist the Company with identifying subject matter experts in the medical device and biotechnology industries and to assist the Company with its ongoing research, development and eventual commercialization of its Regeneration Technology (collectively, the “Services”). In consideration of the Services, the Company will pay Vector a monthly consulting fee of $5,000. The consulting agreement with Vector continues until December 31, 2014, unless earlier terminated by either party upon 5 days prior written notice.

In connection with the Company’s anticipated Section 510(k) submission of its proprietary Cell Deposition Device to the Food and Drug Administration, the Company has engaged StemCell System GmbH (“StemCell Systems”) to provide it with prototypes and related documents. The Company received a purchase order from StemCell Systems in the amount of $130,000, for which $65,000 was paid in the three months ended June 30, 2014. The remaining payments are due prior to December 31, 2014, the exact timing of which is dependent on when the work is performed.

See also “Note 6. Related Party Transactions.”

On June 27, 2012, the Company entered into an At-Will Executive Services Agreement (the “Bien Services Agreement”) with Ms. Janet Bien, pursuant to which Ms. Bien was to serve as the Company’s Chief Financial Officer. Pursuant to the Bien Services Agreement, Ms. Bien was to provide the Company with services consistent with that of a Chief Financial Officer on a part-time basis, for which she was to be paid a monthly fee of $2,400 and was to be reimbursed for any business related expenses. The Bien Services Agreement was terminable by either the Company or Ms. Bien upon written notice with or without cause. The Bien Services Agreement was terminated effective as of September 30, 2013.

On February 15, 2013, the Company entered into an agreement with Kenneth Kirkland, Ph.D. (the “Kirkland AB Agreement”) pursuant to which Dr. Kirkland will serve as a member of the Company’s Advisory Board. The Kirkland AB Agreement provides for a monthly fee of $2,000 and may be terminated by either party with a five day notice. The Kirkland AB Agreement was terminated effective as of June 30, 2013.

On August 1, 2013, the Company engaged Vector to assist the Company with identifying subject matter experts in the medical device and biotechnology industries and to assist the Company with its ongoing research, development and eventual commercialization of its Regeneration Technology (collectively, the “Services”). In consideration of the Services, the Company will pay Vector a monthly consulting fee of Five Thousand Dollars ($5,000). The consulting agreement with Vector continues until December 31, 2014, unless earlier terminated by either party upon five (5) days prior written notice.

On October 1, 2013, the Company entered into an At-Will Executive Services Agreement (the “Rosen Services Agreement”) with Ms. Rhonda Rosen, pursuant to which Ms. Rosen is to serve as the Company’s Chief Financial Officer. Pursuant to the Rosen Services Agreement, Ms. Rosen was to provide the Company with services consistent with that of a Chief Financial Officer on a part-time basis, for which is to be paid a monthly fee of $2,400 and reimbursed for any business related expenses.

Effective December 1, 2013, we appointed Mr. Bold as our President & CEO and entered into the Consulting Agreement with Mr. Bold. Pursuant to the terms of the Consulting Agreement, Mr. Bold is expected to serve on a part-time basis and will receive an annual fee of $50,000, payable in 12 equal installments, which is prorated for any partial months during the term of the Consulting Agreement. In addition to Mr. Bold’s fee, he was issued Option Shares to purchase up to 40,000 shares of our common stock at a price of $0.75 per share the closing price of our common stock as quoted on the OTCQB on November 29, 2013. The Options Shares may be exercised on a “cashless basis” using the formula contained therein and, subject to Mr. Bold’s continued service as our President and Chief Executive Officer, vest as follows: (a) 20,000 Options Shares vest on December 1, 2014; and (b) 20,000 Options Shares vest on December 1, 2015.

See also “Note 7. Related Party Transactions”.